Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000000790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Account Value		$ 14,150	$ 14,150	$ 14,150	$ 13,138	$ 11,703	$ 13,262	$ 12,712	$ 12,134	$ 10,605	$ 11,052	$ 10,318	$ 9,155	$ 9,556
Average Annual Return, Percent		2.91%	2.18%	3.53%
C000000790 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		7.71%	3.12%	4.01%
C000000792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 13,743	$ 13,743	$ 13,743	12,855	11,536	13,171	12,720	12,232	10,771	11,310	10,638	9,509	10,000
Average Annual Return, Percent		5.91% [1]	2.36%	3.23%
C000000792 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		6.91%	2.36%	3.23%
C000000793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 15,210	$ 15,210	$ 15,210	14,061	12,518	14,147	13,504	12,878	11,210	11,653	10,869	9,604	10,000
Average Annual Return, Percent		8.18%	3.38%	4.28%
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index (broad-based index)
Account Value	[2]	$ 11,875	$ 11,875	$ 11,875	11,639	10,963	12,599	12,740	11,842	10,835	10,863	10,436	10,043	10,000
Average Annual Return, Percent	[2]	2.04%	0.06%	1.73%
ICE BofA U S High Yield Master II Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Master II Constrained Index
Account Value		$ 16,408	$ 16,408	$ 16,408	$ 15,163	$ 13,363	$ 15,050	$ 14,286	$ 13,469	$ 11,772	$ 12,046	$ 11,207	$ 9,539	$ 10,000
Average Annual Return, Percent		8.20%	4.03%	5.08%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.